Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses
Operating expenses	$ 3,629	$ 3,025
Interest expenses	4,936	5,032
Other expenses	2,900	6,718
Total accrued expenses	$ 11,465	$ 14,775